Sep. 16, 2021
Stewart Investors Worldwide Leaders Sustainability Fund
Stewart Investors Worldwide Leaders Sustainability Fund
Investment Objective
The Stewart Investors Worldwide Leaders Sustainability Fund (the “Fund”) seeks to achieve capital growth over the long term.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	4.78%
Total Annual Fund Operating Expenses	5.23%
Less: Fee Waiver and Expense Reimbursement(1)	-4.68%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$56	$1,146

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Principal Investment Strategy
The Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of U.S. and non‑U.S. companies that meet the portfolio manager’s “sustainability” criteria.

Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States.

The portfolio manager defines emerging markets as countries which are not classified as developed markets by MSCI (https://www.msci.com/market-classification) or FTSE (https://research.ftserussell.com/products/FTSE-Country-Classification-Update_latest.pdf), or which are categorized by the World Bank as middle or low-income (https://data.worldbank.org/country) or which are not members of the Organisation for Economic Cooperation and Development.

The Fund invests in a diversified portfolio of equity or equity-related securities of large and mid-capitalization companies which are listed, traded or dealt in on any of the regulated markets worldwide. The Fund may, from time to time, emphasize investment in certain sectors of the market.

The word “Leaders” in the name of the Fund refers to the focus on large and mid-capitalization companies. Large and mid-capitalization companies are currently defined for the purposes of this policy as companies with a minimum market capitalization of US$1 billion and a minimum free float of US$500 million at the time of the Fund’s first investment. This represents a minimum threshold; the Fund generally targets companies with substantially higher market capitalizations. The Fund will only establish an initial position in a company when it is above these threshold levels but, if market movements drive the company below the thresholds, the Fund is not forced to sell and is able to increase the holding in the company if, in the portfolio manager’s opinion, this presents an opportunity to add to the position.
The Fund defines “sustainability” as sustainable development. Sustainable development is development that meets the needs of the present without compromising the ability of future generations to meet their own needs. The portfolio manager aims to invest in high-quality companies that are well positioned to contribute to and benefit from sustainable development. The portfolio manager defines development as being sustainable if it furthers human development and has an ecological footprint that respects planetary boundaries.

The Fund does not use a third-party data service provider, rather the portfolio manager uses the team’s own company research, additional external research and the portfolio manager’s judgement to determine if a company is contributing positively to sustainable development. The portfolio manager’s analysis aims to determine if the company’s products, services and operations contribute to positive social and environmental outcomes. Positive social outcomes include, but are not limited to, nutrition, health and well-being, water and sanitation, information and connectivity, energy and electricity, and education and employment. Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.

During the portfolio manager’s sustainability assessment of companies, the portfolio manager aims to answer the following questions:

1.    Commercial proposition - Do the products and services make a valuable contribution to sustainable development?
2.    Operational impact - Is the company trying to reduce negative impacts from its operations?
3.    Company ethos - Do the culture and values embody sustainability and continuous improvement?
4.    Context - Can the company benefit from sustainability tailwinds and navigate headwinds?
The Fund is not managed to a benchmark and may have exposure to developed or emerging markets whilst maintaining its geographical diversity. The Fund’s investment strategy is founded on the principle of stewardship, allocating capital to high quality companies with sound growth prospects and strong management teams. The portfolio manager believes that sustainability is a driver of investment returns and that incorporating these considerations fully into the investment process is the best way to protect and grow capital for clients over the long-term. The portfolio manager takes a bottom-up, qualitative approach (i.e., focusing on analyzing individual companies rather than countries or sectors) to finding and investing in reasonably priced, high quality companies that are well positioned to contribute to, and benefit from, sustainable development. The portfolio manager has a strong conviction that such companies face fewer risks and are better placed to deliver positive long-term, risk-adjusted returns (i.e., investment returns which take into account the associated risk taken in making the particular investment; higher short-term returns may often reflect higher risk). Sustainability is the first factor considered when making investment decisions. Once the portfolio manager is comfortable with the sustainability positioning of a company, the portfolio manager analyzes the quality of the management, franchise and financials and finally the valuation, all of which need to be acceptable to invest. The portfolio manager invests with capital preservation in mind, meaning they define risk as losing client money, rather than deviation from a benchmark. The portfolio manager’s focus on quality companies rather than investing according to a benchmark may result in the performance of the Fund lagging the performance of its benchmark in very strong liquidity-driven or momentum-led markets and may result in the Fund outperforming its benchmark when due recognition is given to companies with quality management teams, good long-term growth prospects and sound balance sheets.
Engagement and voting are key parts of the investment approach as a means to mitigate business risks, protect against potential headwinds and improve sustainability outcomes. Engagement activity is prioritized from a bottom-up perspective by the portfolio manager. The way each company responds to engagement is integrated into the portfolio manager’s conviction level in the company. Engagements are on issues ranging from pollution, sustainability of supply chains and aligned remuneration and incentives.

While it is not generally the portfolio manager’s intention to do so, in some circumstances the portfolio manager may use derivatives (investments whose value is linked to another investment, performance of a stock market, interest rate or other factor) to reduce certain risks or costs and/or generate extra income or growth. It is not intended that this use will increase the volatility (a measure of the short-term changes in the Fund’s price) or materially alter the risk profile of the Fund. The portfolio manager’s intention is that the Fund will generally only hold derivatives such as options and warrants which result from certain corporate actions, new issues or placements from time-to-time.

Sell discipline
The sell decisions for the Fund are based on individual company factors and the level of conviction in the overall quality of each company. The portfolio manager has a long-term investment horizon and believes that the purchase of a share comes with both rights and responsibilities. As part owner of the business, the portfolio manager believes in taking responsibility to engage with senior company management to persuade them to address any issues, rather than to immediately walk away from the problem. A decision to sell shares is therefore not taken lightly and is seen to be a very last resort. Typical reasons to sell a position include:

•A change in the underlying fundamentals of the company or quality
•Market valuation becomes excessive or the company becomes fully valued
•The company disappoints on corporate governance or sustainability issues
•Management changes or loses focus
•Take-over situations emerge
•Actual or projected industry/country dynamics reduce the expected contribution to performance
•Emergence of an investment opportunity offering stronger earnings potential or similar earnings potential at a more attractive price.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•Management Risk. The Fund is an actively managed portfolio. The Sub-Adviser’s management practices and investment strategies might not produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
•Single Country/Specific Region Risk. Where the Fund invests primarily in a single country or a small number of countries or a specific region, it may be subject to greater risk and above average market volatility than an investment in a broader range of securities covering multiple countries. The value of the Fund may be more susceptible to an adverse economic, political, policy, foreign exchange, liquidity, tax, legal or regulatory event affecting the relevant market.
•Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.
•Depositary Receipt Risk. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  In addition, investment in ADRs, EDRs and GDRs may be less liquid than the underlying shares in their primary trading market.
•Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
•Medium-Sized Companies Risk. Stocks of medium sized companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of Fund to decline.
•Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
•New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
•Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
◦Volatility Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
◦Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
◦Market and Illiquidity Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
◦Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
◦Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
◦Tax Risk. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
◦Regulatory Risk. Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the Securities and Exchange Commission proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Performance
Updated performance information is available on the Fund’s website at https://www.stewartinvestors.us/ or by calling the Fund toll-free at 1-888-898-5040.